Significant Shareholdings and Related Party Transactions (Details) - £ / shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Par value per share (in gbp per share)	£ 0.02	£ 0.02
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Ordinary shares owned by executive officers and directors (in shares)	13,452,077	14,952,285
Awards owned over ordinary shares by executive officers and directors (in shares)	389,607	1,206,220
Endava plc | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava (UK) Limited | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava (Managed Services) Limited | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
ICS Endava SRL | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Romania SRL | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava (US) LLC | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava (Ireland) Limited | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava GmbH | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava DOOEL Skopje | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Inc. | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava d.o.o. Beograd | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Technology SRL | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	99.00%
Endava Holding B.V. | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	99.80%
Endava B.V. | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	99.80%
Endava EOOD | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	99.80%
Endava S.A.S. | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava ApS | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava LLC | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Holdings Inc | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Nearshore Ventures LLC | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Vnz S.C.A. | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Argentina SRL | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Colombia S.A.S. | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Uruguay SRL | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Limited Guernsey Employee Benefit Trust | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava (Romania) Limited | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Green Mango Software Services Ltd | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Testing4Finance Ltd | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Alpheus Limited | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%